Inventories (Tables)	12 Months Ended
Mar. 31, 2014
Inventories
Schedule of Inventories
	March 31,
	2013	2014	2014
	RMB	RMB	US$

Current portion:
- consumables and supplies	10,265	31,583	5,080

Non-current portion:
- processing costs capitalized in donated umbilical cord blood	39,730	48,385	7,783
Total current and non-current inventories	49,995	79,968	12,863